As filed with the U.S. Securities and Exchange Commission on March 12, 2020

Securities Act File No. 333-206784

Investment Company Act File No. 811-23096

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.
Post-Effective Amendment No. 105	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 108

Legg Mason ETF Investment Trust*

(Exact Name of Registrant as Specified in Charter)

620 Eighth Avenue

New York, NY 10018

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (877) 721-1926

Name and address of agent for service:	Copy to:

ROBERT I. FRENKEL Legg Mason ETF Investment Trust 100 First Stamford Place Stamford, Connecticut 06902	ROGER P. JOSEPH, ESQ. Morgan, Lewis & Bockius LLP One Federal Street Boston, Massachusetts 02110

Continuous

(Approximate Date of Proposed Offering)

It is proposed that this filing will become effective:

☒	immediately upon filing pursuant to paragraph (b)
☐	on pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This amendment is being filed solely to submit in interactive data format exhibits containing risk/return summary information that is identical to the risk/return summary information contained in the Registrant’s prospectus for Legg Mason Emerging Markets Low Volatility High Dividend ETF, Legg Mason Global Infrastructure ETF, Legg Mason International Low Volatility High Dividend ETF and Legg Mason Low Volatility High Dividend ETF, which was filed with the Securities and Exchange Commission in Post-Effective Amendment No. 103 to the Registrant’s registration statement on February 24, 2020.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant, LEGG MASON ETF INVESTMENT TRUST, hereby certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Baltimore, State of Maryland on this 12th day of March, 2020.

LEGG MASON ETF INVESTMENT TRUST, on behalf of its series:

Legg Mason Emerging Markets Low Volatility High Dividend ETF

Legg Mason Global Infrastructure ETF

Legg Mason International Low Volatility High Dividend ETF

Legg Mason Low Volatility High Dividend ETF

By:	/s/ Jane E. Trust
Jane E. Trust

President and Chief Executive Officer

WITNESS our hands on the date set forth below.

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated below on this 12th day of March, 2020.

Signature	Title

/s/ Jane E. Trust Jane E. Trust	President, Chief Executive Officer and Trustee

/s/ Christopher Berarducci	Principal Financial Officer
Christopher Berarducci

/s/ Paul R. Ades *	Trustee
Paul R. Ades

/s/ Andrew L. Breech * Andrew L. Breech	Trustee

/s/ Dwight B. Crane * Dwight B. Crane	Trustee

/s/ Althea Duersten * Althea Duersten	Trustee

/s/ Stephen R. Gross * Stephen R. Gross	Trustee

/s/ Susan Heilbron * Susan Heilbron	Trustee

/s/ Frank Hubbard * Frank Hubbard	Trustee

/s/ Howard Johnson * Howard Johnson	Trustee

/s/ Jerome H. Miller * Jerome H. Miller	Trustee

/s/ Kenneth Miller * Kenneth Miller	Trustee

/s/ Thomas F. Schlafly * Thomas F. Schlafly	Trustee

* By:	/s/ Jane E. Trust
Jane E. Trust, as Agent

*	Attorney-in-Fact, pursuant to Power of Attorney.

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase